Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth the compensation for our Principal Executive Officer (“PEO” or “CEO”) and the average compensation for our four other NEOs
(non-PEO
NEOs), both as reported in the Summary Compensation Table (“SCT”) and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for of the years ended December 31, 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and our Company Selected Measure, Adjusted EBITDA, over these years in accordance with SEC rules.
Murphy USA’s compensation program is focused on aligning pay with performance. Adjusted EBITDA, which encompasses all the moving parts of our business, serves as the largest component of the AIP and is a driving factor in ROACE. Adjusted EBITDA also comprises half of our PSU program— the largest element of NEO compensation. For detail on our executive compensation programs, see the Compensation
Discussion
and Analysis section beginning on page 2
3
.
CAP, like compensation disclosed in the Summary Compensation Table, does not necessarily reflect the target value of compensation as approved by our Executive Compensation Committee or value of compensation realized by our executives based on Company and individual performance. Our Executive Compensation Committee has not used CAP as a basis for making compensation decisions. In addition, a significant portion of the CAP amounts shown relate to changes in values of unvested awards since they were awarded due to changes in our stock price. These unvested awards remain subject to significant risk from forfeiture conditions and possible future changes in value based on changes in our stock price. As described in detail in the Compensation Discussion & Analysis, our PSUs are subject to multi-year performance conditions tied to two performance metrics and all of our equity awards are subject to time vesting conditions. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest. Please refer to the Compensation Discussion & Analysis for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1) ($)	COMPENSATION ACTUALLY PAID TO PEO (2) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (3) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (4) ($)	TOTAL SHAREHOLDER RETURN (5) ($)	PEER GROUP TOTAL SHAREHOLDER RETURN (5) ($)	NET INCOME (IN MILLIONS) (6) ($)	ADJUSTED EBITDA (IN MILLIONS) (7) ($)

2022	10,357,375	30,079,550	2,014,941	4,755,789	242.30	138.26	672.9	1,190.9

2021	8,638,157	26,515,786	1,929,664	3,839,836	171.82	202.49	396.9	828.0

2020	8,240,299	15,114,368	1,837,547	2,664,564	112.06	141.63	386.1	722.8
(1)	Compensation for our PEO, R. Andrew Clyde, reflects the amounts reported in the “Summary Compensation Table” for the respective years.
(2)
The dollar amounts shown in this column reflect “compensation actually paid” for the PEO calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to the individual during the applicable years. The adjustments made to Mr. Clyde’s total compensation for each year to determine CAP are shown in tables below. For information regarding the decisions made by our Executive Compensation Committee in regards to the Mr. Clyde’s compensation for fiscal year 2022, see the Compensation Discussion and Analysis section beginning on page 21.

PEO – Reconciliation of SCT Total to CAP Total (a)

YEAR	SCT TOTAL ($)	MINUS: GRANT DATE FAIR VALUE OF AWARDS GRANTED DURING YEAR (b) ($)	PLUS: FAIR VALUE OF EQUITY CALCULATED USING SEC METHODOLOGY (c) ($)	MINUS: CHANGE IN ACTUARIAL VALUE OF PENSION BENEFITS DURING YEAR ($)	CAP TOTAL ($)

2022	10,357,375	5,869,983	25,592,158	0	30,079,550

2021	8,638,157	5,060,085	22,937,714	0	26,515,786

2020	8,240,299	4,366,338	11,240,407	0	15,114,368
(a)
As shown in these tables, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to (1) include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year. We note the SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our PEO has never participated in any pension plans while with the Company.

(b)	Represents the total of the amounts reported in Stock Awards and Option Awards columns of the SCT for the applicable year.
(c)
The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT on page 35, which requires us to show the grant date value of equity awards granted during the applicable year, the CAP table requires us to calculate equity fair value as follows:

•	for awards granted during the applicable year (and which are still outstanding and unvested), the year-end fair value; plus
•
for awards granted during prior years that were still outstanding and unvested as of the applicable year-end,
the change in fair value as of the applicable
year-end
compared against the prior
year-end;
plus

•	for awards granted in prior years that vested during the applicable year, the change in fair value as of the vesting date compared against the prior year-end; plus
•	for any awards granted in the applicable year that vested during the applicable year, the fair value as of the vesting date; plus
•
the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year;
minus

•	for awards granted in prior years that were forfeited during the applicable year, the fair value as of the prior year-end.
PEO – CAP Fair Value of Equity Calculation

YEAR	YE FAIR VALUE OF CURRENT YEAR AWARDS UNVESTED AS OF YE ($)	PLUS: CHANGE IN FAIR VALUE AS OF YE FOR PRIOR YEAR AWARDS UNVESTED AS OF YE ($)	PLUS: CHANGE IN FAIR VALUE AS OF VESTING DATE FOR PRIOR YEAR AWARDS THAT VESTED DURING THE YEAR ($)	PLUS: FAIR VALUE AS OF VESTING DATE FOR CURRENT YEAR AWARDS THAT VESTED DURING THE YEAR ($)	PLUS: DIVIDEND EQUIVALENTS PAID DURING THE YEAR NOT OTHERWISE INCLUDED IN TOTAL COMPENSATION ($)	MINUS: FAIR VALUE AS OF PRIOR YE FOR PRIOR YEAR AWARDS FORFEITED DURING THE YEAR ($)	VALUE OF EQUITY FOR CAP PURPOSES ($)

2022	13,688,240	13,509,920	(1,701,122)	0	95,120	0	25,592,158

2021	11,894,697	11,368,046	(333,974)	0	8,945	0	22,937,714

2020	6,923,704	3,916,631	400,072	0	0	0	11,240,407
(3)
Reflects the average total compensation for
non-PEO
NEOs as calculated in the SCT for each of the years shown. Our non-PEO
NEOs included in the table above includes the following named executive officers: (i) in 2022, Mindy K. West, Renee M. Bacon, Robert J. Chumley, and Blake H. Segal (ii) in 2021, Mindy K. West, Terry P. Hatten, Robert J. Chumley, Renee M. Bacon and John A. Moore and (iii) in 2020, Mindy K. West, Robert J. Chumley, John A. Moore and Renee M. Bacon.

(4)
The dollar amounts shown in this column reflect average “compensation actually paid” for the non-PEO
NEOs calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to the individual during the applicable years. The adjustments made to the non-PEO
NEOs total compensation for each year to determine CAP are shown in tables below. For information regarding the decisions made by our Executive Compensation Committee in regards to the non-PEO
NEOs compensation for fiscal year 2022, see the Compensation Discussion and Analysis section beginning on page 23.

Non-PEO
NEOs (Average) – Reconciliation of SCT Total to CAP Total
(a)

YEAR	SCT TOTAL ($)	MINUS: GRANT DATE FAIR VALUE OF AWARDS GRANTED DURING YEAR (b) ($)	PLUS: FAIR VALUE OF EQUITY CALCULATED USING SEC METHODOLOGY (c) ($)	MINUS: CHANGE IN ACTUARIAL VALUE OF PENSION BENEFITS DURING YEAR ($)	CAP TOTAL ($)

2022	2,014,941	746,020	3,486,868	0	4,755,789

2021	1,929,664	684,245	2,595,545	1,128	3,839,836

2020	1,837,547	663,051	1,562,894	72,826	2,664,564
(a)
The CAP total figures were calculated using the same methodology described above in footnote (a) to the PEO “Reconciliation of SCT Total to CAP Total” tables shown above. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the SCT; the amounts shown reflect the annual change in accumulated benefits for the applicable non-PEO
NEOs’ accounts in the Murphy Oil Supplemental Executive Retirement Plan (“Murphy Oil SERP”), liability for which was assumed by Murphy USA in connection with the
Spin-Off.
However, given that the Murphy Oil SERP has been frozen, there is no applicable service cost or prior service cost to report under the plan.

(b)	Represents the average total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for these NEOs for the applicable year.
(c)
The fair value of equity component of the CAP calculation was determined using the same methodology described above in footnote (c) to the PEO “Reconciliation of SCT Total to CAP Total” table shown above, using averages for the included non-PEO
NEOs. The specific calculations for the included
non-PEO
NEOs for the relevant years are shown in the table below.

Non-PEO
NEOs (Average) – CAP Fair Value of Equity Calculation

YEAR	YE FAIR VALUE OF CURRENT YEAR AWARDS UNVESTED AS OF YE ($)	PLUS: CHANGE IN FAIR VALUE AS OF YE FOR PRIOR YEAR AWARDS UNVESTED AS OF YE ($)	PLUS: CHANGE IN FAIR VALUE AS OF VESTING DATE FOR PRIOR YEAR AWARDS THAT VESTED DURING THE YEAR ($)	PLUS: FAIR VALUE AS OF VESTING DATE FOR CURRENT YEAR AWARDS THAT VESTED DURING THE YEAR ($)	PLUS: DIVIDEND EQUIVALENTS PAID DURING THE YEAR NOT OTHERWISE INCLUDED IN TOTAL COMPENSATION ($)	MINUS: FAIR VALUE AS OF PRIOR YE FOR PRIOR YEAR AWARDS FORFEITED DURING THE YEAR ($)	VALUE OF EQUITY FOR CAP PURPOSES ($)

2022	1,740,793	1,951,451	(217,606)	0	12,230	0	3,486,868

2021	1,389,396	1,583,283	(48,393)	0	1,346	330,087	2,595,545

2020	1,051,474	665,982	(154,562)	0	0	0	1,562,894
(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019, the last trading day before the earliest fiscal year reported in this table. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Retail Select Industry Index calculated in accordance with Item 201(e) of Regulation
S-K.
The company made the decision to replace the S&P 400 Midcap Index with the S&P Retail Select Industry Index in the 2022 Form
10-K,
filed on February 15, 2023, as it more closely aligns to our business. Had we used S&P 400 Midcap Index for 2022 (cumulative
3-year
period) the TSR would have been $122.97 as compared to $138.26 using the Retail Select Industry Index as reflected in the table above. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 2
7
.

(6)	Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
(7)
Adjusted EBITDA is computed by adding net income (loss) plus net interest expense, plus income tax expense, depreciation and amortization, and Adjusted EBITDA adds back (i) other non-cash
items (e.g., impairment of properties and accretion of asset retirement obligations) and (ii) other items that management does not consider to be meaningful in assessing our operating performance (e.g., (income/loss) from discontinued operations, net settlement proceeds, (gain) loss on sale of assets, transaction and integration costs related to acquisitions and other non-operating
(income) expense).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Our
non-PEO
	NEOs included in the table above includes the following named executive officers: (i) in 2022, Mindy K. West, Renee M. Bacon, Robert J. Chumley, and Blake H. Segal (ii) in 2021, Mindy K. West, Terry P. Hatten, Robert J. Chumley, Renee M. Bacon and John A. Moore and (iii) in 2020, Mindy K. West, Robert J. Chumley, John A. Moore and Renee M. Bacon.
Peer Group Issuers, Footnote [Text Block]	The company made the decision to replace the S&P 400 Midcap Index with the S&P Retail Select Industry Index in the 2022 Form
10-K,
filed on February 15, 2023, as it more closely aligns to our business. Had we used S&P 400 Midcap Index for 2022 (cumulative
3-year
	period) the TSR would have been $122.97 as compared to $138.26 using the Retail Select Industry Index as reflected in the table above
PEO Total Compensation Amount	$ 10,357,375	$ 8,638,157	$ 8,240,299
PEO Actually Paid Compensation Amount	$ 30,079,550	26,515,786	15,114,368
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts shown in this column reflect “compensation actually paid” for the PEO calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to the individual during the applicable years. The adjustments made to Mr. Clyde’s total compensation for each year to determine CAP are shown in tables below. For information regarding the decisions made by our Executive Compensation Committee in regards to the Mr. Clyde’s compensation for fiscal year 2022, see the Compensation Discussion and Analysis section beginning on page 21.

PAY VERSUS PERFORMANCE

PEO – Reconciliation of SCT Total to CAP Total (a)

YEAR	SCT TOTAL ($)	MINUS: GRANT DATE FAIR VALUE OF AWARDS GRANTED DURING YEAR (b) ($)	PLUS: FAIR VALUE OF EQUITY CALCULATED USING SEC METHODOLOGY (c) ($)	MINUS: CHANGE IN ACTUARIAL VALUE OF PENSION BENEFITS DURING YEAR ($)	CAP TOTAL ($)

2022	10,357,375	5,869,983	25,592,158	0	30,079,550

2021	8,638,157	5,060,085	22,937,714	0	26,515,786

2020	8,240,299	4,366,338	11,240,407	0	15,114,368
(a)
As shown in these tables, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to (1) include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year. We note the SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our PEO has never participated in any pension plans while with the Company.

(b)	Represents the total of the amounts reported in Stock Awards and Option Awards columns of the SCT for the applicable year.
(c)
The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT on page 35, which requires us to show the grant date value of equity awards granted during the applicable year, the CAP table requires us to calculate equity fair value as follows:

•	for awards granted during the applicable year (and which are still outstanding and unvested), the year-end fair value; plus
•
for awards granted during prior years that were still outstanding and unvested as of the applicable year-end,
the change in fair value as of the applicable
year-end
compared against the prior
year-end;
plus

•	for awards granted in prior years that vested during the applicable year, the change in fair value as of the vesting date compared against the prior year-end; plus
•	for any awards granted in the applicable year that vested during the applicable year, the fair value as of the vesting date; plus
•
the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year;
minus

•	for awards granted in prior years that were forfeited during the applicable year, the fair value as of the prior year-end.
PEO – CAP Fair Value of Equity Calculation

YEAR	YE FAIR VALUE OF CURRENT YEAR AWARDS UNVESTED AS OF YE ($)	PLUS: CHANGE IN FAIR VALUE AS OF YE FOR PRIOR YEAR AWARDS UNVESTED AS OF YE ($)	PLUS: CHANGE IN FAIR VALUE AS OF VESTING DATE FOR PRIOR YEAR AWARDS THAT VESTED DURING THE YEAR ($)	PLUS: FAIR VALUE AS OF VESTING DATE FOR CURRENT YEAR AWARDS THAT VESTED DURING THE YEAR ($)	PLUS: DIVIDEND EQUIVALENTS PAID DURING THE YEAR NOT OTHERWISE INCLUDED IN TOTAL COMPENSATION ($)	MINUS: FAIR VALUE AS OF PRIOR YE FOR PRIOR YEAR AWARDS FORFEITED DURING THE YEAR ($)	VALUE OF EQUITY FOR CAP PURPOSES ($)

2022	13,688,240	13,509,920	(1,701,122)	0	95,120	0	25,592,158

2021	11,894,697	11,368,046	(333,974)	0	8,945	0	22,937,714

2020	6,923,704	3,916,631	400,072	0	0	0	11,240,407

Non-PEO NEO Average Total Compensation Amount	$ 2,014,941	1,929,664	1,837,547
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,755,789	3,839,836	2,664,564
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO
NEOs (Average) – Reconciliation of SCT Total to CAP Total
(a)

YEAR	SCT TOTAL ($)	MINUS: GRANT DATE FAIR VALUE OF AWARDS GRANTED DURING YEAR (b) ($)	PLUS: FAIR VALUE OF EQUITY CALCULATED USING SEC METHODOLOGY (c) ($)	MINUS: CHANGE IN ACTUARIAL VALUE OF PENSION BENEFITS DURING YEAR ($)	CAP TOTAL ($)

2022	2,014,941	746,020	3,486,868	0	4,755,789

2021	1,929,664	684,245	2,595,545	1,128	3,839,836

2020	1,837,547	663,051	1,562,894	72,826	2,664,564
(a)
The CAP total figures were calculated using the same methodology described above in footnote (a) to the PEO “Reconciliation of SCT Total to CAP Total” tables shown above. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the SCT; the amounts shown reflect the annual change in accumulated benefits for the applicable non-PEO
NEOs’ accounts in the Murphy Oil Supplemental Executive Retirement Plan (“Murphy Oil SERP”), liability for which was assumed by Murphy USA in connection with the
Spin-Off.
However, given that the Murphy Oil SERP has been frozen, there is no applicable service cost or prior service cost to report under the plan.

(b)	Represents the average total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for these NEOs for the applicable year.
(c)
The fair value of equity component of the CAP calculation was determined using the same methodology described above in footnote (c) to the PEO “Reconciliation of SCT Total to CAP Total” table shown above, using averages for the included non-PEO
NEOs. The specific calculations for the included
non-PEO
NEOs for the relevant years are shown in the table below.

Non-PEO
NEOs (Average) – CAP Fair Value of Equity Calculation

YEAR	YE FAIR VALUE OF CURRENT YEAR AWARDS UNVESTED AS OF YE ($)	PLUS: CHANGE IN FAIR VALUE AS OF YE FOR PRIOR YEAR AWARDS UNVESTED AS OF YE ($)	PLUS: CHANGE IN FAIR VALUE AS OF VESTING DATE FOR PRIOR YEAR AWARDS THAT VESTED DURING THE YEAR ($)	PLUS: FAIR VALUE AS OF VESTING DATE FOR CURRENT YEAR AWARDS THAT VESTED DURING THE YEAR ($)	PLUS: DIVIDEND EQUIVALENTS PAID DURING THE YEAR NOT OTHERWISE INCLUDED IN TOTAL COMPENSATION ($)	MINUS: FAIR VALUE AS OF PRIOR YE FOR PRIOR YEAR AWARDS FORFEITED DURING THE YEAR ($)	VALUE OF EQUITY FOR CAP PURPOSES ($)

2022	1,740,793	1,951,451	(217,606)	0	12,230	0	3,486,868

2021	1,389,396	1,583,283	(48,393)	0	1,346	330,087	2,595,545

2020	1,051,474	665,982	(154,562)	0	0	0	1,562,894

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2022 to Company Performance
The following table sets forth an unranked list of the financial performance measures that we view as the “most important” measures used to determine our PEO’s and non-PEO
NEOs’ Compensation Actually Paid. For additional information illustrating the link between pay and performance at Murphy USA, please see the Compensation Discussion & Analysis beginning on page 21.

Performance Measure

Adjusted EBITDA

Relative TSR

Return on Average Capital Employed

Fuel Volume

Fuel Margin Contribution

Merchandise Margin Contribution

Coverage Ratio

Total Shareholder Return Amount	$ 242.3	171.82	112.06
Peer Group Total Shareholder Return Amount	138.26	202.49	141.63
Net Income (Loss)	$ 672,900,000	$ 396,900,000	$ 386,100,000
Company Selected Measure Amount	1,190.9	828.0	722.8
PEO Name	R. Andrew Clyde
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Capital Employed
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Fuel Volume
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Fuel Margin Contribution
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Merchandise Margin Contribution
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Coverage Ratio
PEO [Member] | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,869,983	$ 5,060,085	$ 4,366,338
PEO [Member] | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,592,158	22,937,714	11,240,407
PEO [Member] | Change in Actuarial Value of Pension Benefits During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,688,240	11,894,697	6,923,704
PEO [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,509,920	11,368,046	3,916,631
PEO [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,701,122)	(333,974)	400,072
PEO [Member] | Fair Value As Of Vesting Date For Current Year Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividend Equivalents Paid During The Year Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	95,120	8,945	0
PEO [Member] | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Equity for CAP Purposes [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,592,158	22,937,714	11,240,407
Non-PEO NEO [Member] | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	746,020	684,245	663,051
Non-PEO NEO [Member] | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,486,868	2,595,545	1,562,894
Non-PEO NEO [Member] | Change in Actuarial Value of Pension Benefits During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,128	72,826
Non-PEO NEO [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,740,793	1,389,396	1,051,474
Non-PEO NEO [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,951,451	1,583,283	665,982
Non-PEO NEO [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(217,606)	(48,393)	(154,562)
Non-PEO NEO [Member] | Fair Value As Of Vesting Date For Current Year Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividend Equivalents Paid During The Year Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,230	1,346	0
Non-PEO NEO [Member] | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	330,087	0
Non-PEO NEO [Member] | Value of Equity for CAP Purposes [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,486,868	$ 2,595,545	$ 1,562,894